Loans - Credit Quality (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Credit quality of loans
Loans, Held-for-investment net of specific allowance for loan losses	$ 1,467,741	$ 1,560,938
General allowance for loan losses	419
Loans, held-for-investment	1,467,322	1,560,938
Loans, held at fair value and held for sale, at fair value	256,932	155,134
Carrying amount of loan foreclosure in process	3,000	4,200
0.0 - 20.0%
Credit quality of loans
Loans, Held-for-investment net of specific allowance for loan losses	56,641	48,577
Loans, held at fair value and held for sale, at fair value		1,078
20.1 - 40.0%
Credit quality of loans
Loans, Held-for-investment net of specific allowance for loan losses	173,649	163,488
Loans, held at fair value and held for sale, at fair value	13,455	13,406
40.1 - 60.0%
Credit quality of loans
Loans, Held-for-investment net of specific allowance for loan losses	451,741	425,482
Loans, held at fair value and held for sale, at fair value	55,921	31,057
60.1 - 80.0%
Credit quality of loans
Loans, Held-for-investment net of specific allowance for loan losses	464,946	516,618
Loans, held at fair value and held for sale, at fair value	157,130	93,052
80.1 - 100.0%
Credit quality of loans
Loans, Held-for-investment net of specific allowance for loan losses	153,117	206,794
Loans, held at fair value and held for sale, at fair value	30,426	6,186
Greater than 100.0%
Credit quality of loans
Loans, Held-for-investment net of specific allowance for loan losses	167,647	199,979
Loans, held at fair value and held for sale, at fair value		10,355
Sutherland
Credit quality of loans
Loans, held-for-investment	$ 923,465	$ 927,218